Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Retained Earnings	Common Stock Held in Treasury	Total
Balance at at Jul. 31, 2020	$ 2,178,297	$ 3,346,245	$ 49,465,318	$ (1,287,852)	$ 53,702,008
Net income (loss)			398,032		398,032
Balance at at Jul. 31, 2021	2,178,297	3,346,245	49,863,350	(1,287,852)	54,100,040
Net income (loss)			(712,371)		(712,371)
Balance at at Jul. 31, 2022	$ 2,178,297	$ 3,346,245	$ 49,150,979	$ (1,287,852)	$ 53,387,669